Related Party Transactions - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			4 Months Ended	0 Months Ended			1 Months Ended
	Mar. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2013	May 01, 2014	Nov. 01, 2011 MMBTU	Nov. 30, 2013	Apr. 30, 2013	Apr. 01, 2014	Oct. 01, 2014	Oct. 01, 2013	May 14, 2012	Apr. 02, 2012	Dec. 12, 2012 ft mi	Apr. 01, 2013
Related Party Transaction [Line Items]
Date of acquisition common control		May 14, 2012
Management fee per month	$ 200,000
Annual Advisory fee paid			300,000	400,000
Other Management fee paid under agreement			0	400,000
Compensation expense		49,124,000	54,947,000	35,112,000
Property Swap [Member]
Related Party Transaction [Line Items]
Agreement date of acquisition		Feb. 28, 2015
Double A Acquisition [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Apr. 01, 2014
Common Control Acquisition Purchase Price										33,300,000
Wattenberg Acquisition [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Oct. 01, 2014
Common Control Acquisition Purchase Price											15,000,000
WHT Acquisition [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Mar. 28, 2013
Common Control Acquisition Purchase Price	200,000,000
Working capital and other customary adjustments	4,000,000
Management fee per month					600,000
Cinco Group acquisition [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Oct. 01, 2013
Acquisition cost of Assets												603,000,000
Amount in exchange for partnership contribution to memorial resources				6,900,000
Management fee per month		800,000
Tanos/Classic Acquisition [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Apr. 02, 2012
Common Control Acquisition Purchase Price													27,000,000	18,500,000
Beta [Member]
Related Party Transaction [Line Items]
Date of acquisition common control		Dec. 12, 2012
Working capital and other customary adjustments															3,000,000
Acquisition cost of Assets															270,600,000
Working interest															51.75%
Number of feet of water in which two platforms stand															260
Number of feet of water in which third platform stand															700
Number of miles of pipeline and onshore tankage and metering facility															17.5
Amount in exchange for partnership contribution to memorial resources															3,000,000
Memorial Resource [Member]
Related Party Transaction [Line Items]
Amount in exchange for partnership contribution to memorial resources															3,000,000
Amount receivable under management agreement		400,000
Percentage interest in Tanos sold																1.066%
Salt water disposal fee		1,800,000
Classic Pipeline Gas Gathering Agreement [Member]
Related Party Transaction [Line Items]
Natural gas produced per day							50,000
Additional term of agreement							1 year
Agreement date of acquisition		Nov. 01, 2011
Agreement terms disclosure		Classic Operating agreed to pay a fee of (i) $0.30 per MMBtu, subject to an annual 3.5% inflationary escalation, based on volumes of natural gas delivered and processed, and (ii) $0.07 per MMBtu per stage of compression plus its allocated share of compressor fuel
Annual inflationary escalation, rate						3.50%
Agreement expired, date		Dec. 31, 2023
Classic Pipeline Gas Gathering Agreement [Member] | Volume [Member]
Related Party Transaction [Line Items]
Fee per MMBTU						0.30
Classic Pipeline Gas Gathering Agreement [Member] | Compression [Member]
Related Party Transaction [Line Items]
Fee per MMBTU						0.07
Classic Pipeline Water Disposal Agreement [Member]
Related Party Transaction [Line Items]
Additional term of agreement						1 year
Agreement date of acquisition		May 01, 2014
Term of agreement						3 years
Agreement fee payable						1.10
Classic [Member]
Related Party Transaction [Line Items]
Compensation expense								8,300,000
Tanos [Member]
Related Party Transaction [Line Items]
Compensation expense									5,800,000
Employee [Member]
Related Party Transaction [Line Items]
Expenses incurred with related parties				1,000,000
Boaz revolving credit facility [Member]
Related Party Transaction [Line Items]
Agreement related expense				$ 300,000